Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Expense [Abstract]
Income before taxes	$ 840,527	$ 1,595,461
PRC EIT tax rates	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 126,079	$ 239,319
Rate differences in various jurisdictions	45,789
Tax effect of R&D expenses deduction	(182,476)	(171,281)
Tax effect of non-taxable investment income and government grant		23,097
Tax effect of non-deductible expenses	35,413	50,239
Income tax provision	$ 24,805	$ 141,374